Restatements of Previously Issued Financial Statements (Details) - Schedule of Consolidated Statement of Cash Flow - Nukkleus Inc.[Member] - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Common stock issued in connection with acquisition					$ 9,814,000	$ 14,014,000
Customer digital currency assets
Digital assets
Customer custodial cash liabilities
Customer digital currency liabilities
Accounts payable and accrued liabilities	197,371		187,364	183,463		113,711
Net cash (used in) provided by operating activities	(305,264)		(304,371)	(328,926)		295,887
Effect of exchange rate on cash	214		(858)	(3,605)		239
Net (decrease) increase in cash	(305,050)		(305,229)	(332,531)		272,824
Cash - beginning of period	355,673	$ 50,623	355,673	355,673
Cash - end of period	50,623	23,142	50,444	23,142		355,673
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Common stock issued in connection with acquisition					(2,003,142)	(2,861,631)
Customer digital currency assets	151,118		(170,955)	1,139,351		(1,201,019)
Digital assets	(214)		(528)	(20,769)		(929)
Customer custodial cash liabilities	(709,188)		309,542	262,180		821,653
Customer digital currency liabilities	(151,118)		170,955	(1,139,351)		1,201,019
Accounts payable and accrued liabilities	(45,667)		(23,135)	30,681		50,371
Net cash (used in) provided by operating activities	(755,069)		285,879	272,092		871,095
Effect of exchange rate on cash	872		(27,057)	(100,889)		(23,695)
Net (decrease) increase in cash	(754,197)		258,822	171,203		847,400
Cash - beginning of period	847,400	93,203	847,400	847,400
Cash - end of period	93,203	1,018,603	1,106,222	1,018,603		847,400
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Common stock issued in connection with acquisition					$ 7,810,858	11,152,369
Customer digital currency assets	151,118		(170,955)	1,139,351		(1,201,019)
Digital assets	(214)		(528)	(20,769)		(929)
Customer custodial cash liabilities	(709,188)		309,542	262,180		821,653
Customer digital currency liabilities	(151,118)		170,955	(1,139,351)		1,201,019
Accounts payable and accrued liabilities	151,704		164,229	214,144		164,082
Net cash (used in) provided by operating activities	(1,060,333)		(18,492)	(56,834)		1,166,982
Effect of exchange rate on cash	1,086		(27,915)	(104,494)		(23,456)
Net (decrease) increase in cash	(1,059,247)		(46,407)	(161,328)		1,120,224
Cash - beginning of period	1,203,073	143,826	1,203,073	1,203,073
Cash - end of period	$ 143,826	$ 1,041,745	$ 1,156,666	$ 1,041,745		$ 1,203,073